Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

The Paltalk, Inc. Amended and Restated 2011 Long-Term Incentive Plan (the “2011 Plan”) was terminated as to future awards on May 16, 2016. A total of 121,930 shares of the Company’s common stock may be issued pursuant to outstanding options awarded under the 2011 Plan; however, no additional awards may be granted under such plan. The Paltalk, Inc. 2016 Long-Term Incentive Plan (“the 2016 Plan”) was adopted by the Company’s stockholders on May 16, 2016 and permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards under the 2016 Plan is 1,300,000 shares, 100% of which may be issued pursuant to incentive stock options. In addition, the maximum number of shares of common stock that may be issued under the 2016 Plan may be increased by an indeterminate number of shares of common stock underlying outstanding awards issued under the 2011 Plan that are forfeited, expired, cancelled or settled in cash. As of March 31, 2021, there were 887,628 shares available for future issuance under the 2016 Plan.

Treasury Shares

On April 29, 2019, the Company implemented a stock repurchase plan to repurchase up to $500,000 of its common stock for cash. The repurchase plan expired on April 29, 2020. The Company had purchased 9,950 shares of its common stock under the repurchase plan as of April 29, 2020 and has classified them as treasury shares on the Company’s condensed consolidated balance sheets.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the three months ended March 31, 2021:

Expected volatility	197.0%
Expected life of option (in years)	5.2
Risk free interest rate	0.88%
Expected dividend yield	0.0%

The expected life of the options is the period of time over which employees and non-employees are expected to hold their options prior to exercise. The expected life of options has been determined using the “simplified” method as prescribed by Staff Accounting Bulletin 110, which uses the midpoint between the vesting date and the end of the contractual term. The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award. The Company estimates potential forfeitures of stock awards and adjusts recorded stock-based compensation expense accordingly. The Company estimates pre-vesting forfeitures primarily based on the Company’s historical experience and is adjusted to reflect actual forfeitures as the stock-based awards vest.

The following table summarizes stock option activity during the three months ended March 31, 2021:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at January 1, 2021	622,036	$5.53
Granted	25,220	3.20
Forfeited or canceled, during the period	(58,134)	4.57
Expired, during the period	(715)	7.00
Outstanding at March 31, 2021	588,407	$5.52
Exercisable at March 31, 2021	434,387	$6.46

At March 31, 2021, there was $169,228 of total unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 1.8 years.

On March 31, 2021, the aggregate intrinsic value of stock options that were outstanding and exercisable was $272,363 and $167,879, respectively. On March 31, 2020, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,440 and $360, respectively. The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

During the three months ended March 31, 2021, the Company granted stock options to members of the Board of Directors to purchase an aggregate of 24,000 shares of common stock at an exercise price of $3.20 per share. The stock options vest in four equal quarterly installments on the last day of each calendar quarter in 2021 and have a term of ten years. During the three months ended March 31, 2021, the Company also granted options to employees to purchase an aggregate of 1,220 shares of common stock. These options vest between one and four years, have a term of ten years and have an exercise price of $3.20.

The aggregate fair value for the stock options granted during the three months ended March 31, 2021 and 2020 was $78,522 and $18,664, respectively.

Stock-based compensation expense for the Company’s stock options included in the condensed consolidated statements of operations is as follows:

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$182	$373
Sales and marketing expense	7	20
Product development expense	3,044	7,381
General and administrative expense	28,135	81,432
Total stock compensation expense	$31,368	$89,206

10. Stockholders’ Equity

The 2011 Plan was terminated as to future awards on May 16, 2016. A total of 121,930 shares of the Company’s common stock may be issued pursuant to outstanding options awarded under the 2011 Plan; however, no additional awards may be granted under such plan. The 2016 Plan was adopted by the Company’s stockholders on May 16, 2016 and permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards under the 2016 Plan is 1,300,000 shares, 100% of which may be issued pursuant to incentive stock options. In addition, the maximum number of shares of common stock that may be issued under the 2016 Plan may be increased by an indeterminate number of shares of common stock underlying outstanding awards issued under the 2011 Plan that are forfeited, expired, cancelled or settled in cash. As of December 31, 2020, there were 853,999 shares available for future issuance under the 2016 Plan.

Treasury Shares

On April 29, 2019, the Company implemented a stock repurchase plan to repurchase up to $500,000 of its common stock for cash. The repurchase plan expired on April 29, 2020. The Company had purchased 9,950 shares of its common stock under the repurchase plan as of April 29, 2020 and has classified them as treasury shares on the Company’s consolidated balance sheets.

Shares issued for consulting services

On August 11, 2020, the Company issued 37,500 shares of its common stock to a consultant as consideration for investor relations services. The total expense for these grants was $43,500 and is included in general and administrative expense in the consolidated statements of operations.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the years ended:

	December 31,
	2020	2019
Expected volatility	188.0%	171.0 – 177.0%
Expected life of option	5.3	5.0 – 6.3
Risk free interest rate	0.6%	1.7 – 2.5%
Expected dividend yield	0.0%	0.0%

The expected life of the options is the period of time over which employees and non-employees are expected to hold their options prior to exercise. The expected life of options has been determined using the “simplified” method as prescribed by Staff Accounting Bulletin 110, which uses the midpoint between the vesting date and the end of the contractual term. The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award. The Company estimates potential forfeitures of stock awards and adjusts recorded stock-based compensation expense accordingly. The Company estimates pre-vesting forfeitures primarily based on the Company’s historical experience and is adjusted to reflect actual forfeitures as the stock-based awards vest.

The following tables summarize stock option activity during the year ended December 31, 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	1,021,243	$4.82
Granted	24,000	0.80
Exercised during period	—	—
Forfeited or canceled, during the period	(421,777)	3.52
Expired, during the period	(1,430)	10.50
Outstanding at December 31, 2020	622,036	$5.53
Exercisable at December 31, 2020	479,702	$6.28

At December 31, 2020, there was $128,879 of total unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 2.01 years.

On December 31, 2020, the aggregate intrinsic value of stock options that were outstanding and exercisable was $15,840. On December 31, 2019, there was no aggregate intrinsic value of stock options that were outstanding and exercisable. The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

During the year ended December 31, 2020, the Company granted options to the Company’s board of directors to purchase an aggregate of 24,000 shares of common stock. These options vest over one year and have a term of ten years and have a weighted average exercise price of $0.80.

The aggregate fair value for the options granted during the years ended December 31, 2020 and 2019 was $18,664 and $469,179, respectively.

Stock-based compensation expense for the Company’s stock options included in the consolidated statements of operations was as follows:

	Year Ended December 31,
	2020	2019
Cost of revenue	$1,527	$1,478
Sales and marketing expense	90	130
Product development expense	19,491	117,375
General and administrative expense	222,089	710,013
Total stock-based compensation expense	$243,197	$828,996